revenue from contracts with customers - Revenues (Details) - Minimum - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	$ 3,362	$ 3,340
The 12-month period ending one year hence
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	2,380	2,369
The 12-month period ending two years hence
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	911	915
Thereafter
Disclosure of transaction price allocated to remaining performance obligations
Transaction price allocated to remaining performance obligations	$ 71	$ 56